TRANSACTIONS - Sale of Mountain Lake property (Details) - CAD ($)	May 15, 2025	Feb. 14, 2025
TRANSACTIONS
Common shares received	$ 2,800,000	$ 8,625,000
Common shares received (in shares)	8,000,000	12,500,000
Per share value		$ 0.69
Percentage of NSR royalty upon sale of evaluation and exploration assets		2.00%
Purchase option for buy back of NSR royalty percentage		1.00%
Value of purchase option for buy back of NSR royalty		$ 1,000,000
Percentage of NSR royalty on all uranium production upon sale of evaluation and exploration assets		1.00%
Number of deferred shares		2,500,000
Ownership cap for issuance of deferred shares		19.99%
Deferred Future Fuels Shares received		$ 2,250,000
Royalty assets received		$ 1,936,944